UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-21665
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                     Hatteras Multi-Strategy TEI Fund, L.P.
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               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                                Raleigh, NC 27615
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               (Address of principal executive offices) (Zip code)


                              David B. Perkins, CEO
                        Hatteras Investment Partners, LLC
                         8816 Six Forks Road, Suite #107
                                Raleigh NC 27615
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 919.846.2324
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                        Date of fiscal year end: March 31
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              Date of reporting period: July 1, 2004- June 30, 2005
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     Form  N-PX is to be used by a  registered  management  investment  company, other than a small business  investment  company  registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

FOR INFORMATION ON PORTFOLIO SECURITY VOTING, PLEASE REFER TO THE FORM N-PX OF HATTERAS MASTER FUND, L.P. CIK NO. 0001307689, FILE NO. 811-21666, AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 25, 2005.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       Hatteras Multi-Strategy TEI Fund, LP
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By (Signature and Title)* /s/  David B. Perkins
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                          David B. Perkins, CEO

Date             08/25/2005
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